BALANCES AND TRANSACTIONS WITH COMPANIES UNDER SECTION 33 - LAW No. 19,550 AND RELATED PARTIES - Balances with related parties (Details) - ARS ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS
Other receivables	$ 212	$ 1,052
Trade receivables	37	2
CURRENT LIABILITIES
Trade payables	1,075	3
Other liabilities
Other liabilities	2,358
Other liabilities
Other liabilities	(1,026)	(1,614)
OPH
CURRENT ASSETS
Trade receivables	27
CURRENT LIABILITIES
Trade payables	1,071
Other liabilities
Other liabilities	2,358
Other liabilities
Other liabilities	4,133
La Capital Cable
CURRENT ASSETS
Other receivables	210	1,046
CURRENT LIABILITIES
Trade payables	3
Teledifusora San Miguel Arcngel
CURRENT LIABILITIES
Trade payables	1	3
Ver T.V
CURRENT ASSETS
Other receivables	2	6
Trade receivables	10	2
Related party
CURRENT ASSETS
Other receivables	4	12
Trade receivables	656	699
CURRENT LIABILITIES
Trade payables	4,587	6,185
Other Related parties
CURRENT ASSETS
Other receivables	4	12
Trade receivables	656	699
CURRENT LIABILITIES
Trade payables	$ 4,587	$ 6,185